CONVERTIBLE DEBT - CURRENT MATURITIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Promissory Note [Member]	Jan. 31, 2012 Promissory Note [Member]	Dec. 31, 2011 Promissory Note [Member]	Sep. 30, 2006 Promissory Note [Member]	Apr. 30, 2004 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Sep. 30, 2011 Promissory Note [Member]	Dec. 31, 2011 Promissory Note [Member] Estimated [Member]
Debt Conversion [Line Items]
Debt issuance date								2004-04
Convertible debt		$ 835						$ 2,000
Number of ordinary shares called by warrants				39,407			400,000	327,397		658,062
Exercise price				$ 0.48		$ 0.48	$ 5.0
Conversion price						$ 2.0	$ 5.0	$ 5.0		$ 2.48
Amortization of debt discount							730
Debt discount amortization period							2 years 3 months
Shares issued for debt conversion						315,256	327,397
Additional shares issued for debt conversion							114,286
Convertible Debt inducement expenses	108	202			108	202
Interest expense for 2012											100
Accrued Interest						100			200		200
Adjustment to paid-in capital for the change in terms of equity classified warrants	860
Debt conversion, principal amount converted				230	467	736
Outstanding bifurcated conversion feature allocated to equity and/or additional paid in capital				$ 550	$ 162	$ 206